COMMITMENTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Capital commitments on property, plant and equipment
Property, plant and equipment	¥ 1,375,405	¥ 1,437,354
Joint ventures and associates
Other capital commitments
Capital contribution commitment	¥ 441,800	¥ 761,800